Convertible Promissory Notes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Convertible promissory notes	$ 2,004,541		$ 455,606	$ 0
Interest expense on convertible promissory note			452,804
10% Convertible Promissory Notes
Convertible promissory notes	1,978,682		455,606
Beneficial conversion feature	1,246,616		$ 1,099,861
Interest expense on convertible promissory note	1,523,076	$ 0
Convertible Promissory Note
Convertible promissory notes	25,859
Beneficial conversion feature	46,872
Interest expense on convertible promissory note	$ 25,859	$ 0